Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Schedule of Accounts Receivables and Unbilled Revenue (Details) - USD ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Contract Assets [Abstract]
Accounts receivable (Billed services)	$ 1,517,217	$ 1,428,428	$ 1,795,937
Allowance for credit losses (Note 5)	(42,319)	(35,664)	(31,533)	$ (20,562)
Accounts receivable (net)	1,474,898	1,392,764	1,764,404
Unbilled revenue (Unbilled services)	1,096,592	1,040,174	853,581
Accounts receivable and unbilled revenue, net	$ 2,571,490	$ 2,432,938	$ 2,617,985